SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE BASED COMPENSATION
20. SHARE BASED COMPENSATION

Equity Incentive Plan

The Company’s 2005 Equity Incentive Plan (the “Plan”) is designed to provide certain key persons, on whose initiative and efforts the successful conduct of the Company depends, with incentives to: (a) enter into and remain in the service of the Company, (b) acquire a proprietary interest in the success of the Company, (c) maximize their performance, and (d) enhance the long-term performance of the Company.

On December 20, 2011, the Board of Directors amended the Plan to increase the number of common shares reserved for issuance from 1,296 shares to 4,630 shares to better enable the Company to offer equity incentives to its officers, directors, employees and consultants.

On March 13, 2013, the Second Amended and Restated 2005 Equity Incentive Plan was amended to increase the number of common shares reserved for issuance from 4,630 to 82,688 to better enable the Company to offer equity incentives to officers, directors, employees and consultants. In addition, the Plan provides for an annual increase in the total number of the Company’s common shares available for issuance under the Plan on the first day of each fiscal year of the Company beginning in fiscal year 2014, by 5% of the number of outstanding common shares of the Company on such date.

In addition, the Company may grant restricted common shares and share options to third parties and to employees outside of the Plan. During the years ended December 31, 2013, 2012 and 2011 approximately 45,770, 3,690 and 2,700 shares, respectively, were granted to former employees, officers, executive officers, board of directors members and consultants, which vested upon their issuance. For shares issued to third parties refer to Note 21 and for shares granted/issued after December 31, 2013, refer to Note 27.

Employment and Severance Agreements

On January 2, 2012, the Company entered into employment agreements with two of the Company’s then executive officers, Nicholas G. Fistes (resigned in December 2012), and Michail Zolotas, which entitle each executive to an annual base salary and an annual incentive bonus that is payable in the Company’s common shares. The agreements were retroactive for the year 2011 and are effective until December 31, 2016, after which they will automatically renew for additional one-year periods, unless terminated in accordance with the terms of such agreements. Pursuant to the employment agreements, both executives were entitled to the following compensation: (1) for 2011, they were entitled to an aggregate base salary of $1,300 and bonus of $300, which was paid in shares priced at $900.00 per share, resulting in an aggregate of issuance of 1,778 shares; and (2) for each year from 2012 until the end of 2016, they will be entitled to an aggregate base salary of $1,450 and bonus of $1,450, which will be paid in shares priced at $900.00 per share, resulting in an aggregate of issuance of 3,222 shares. Under each employment agreement, upon a change in control of the Company, any stock based awards to the employee will vest. If prior to the effective date of a change of control or after the second anniversary of the effective date of a change in control, the employee is terminated without “cause” or resigns for “good reason,” the employee will be entitled to receive his then current base salary through the end of the expiration period of the agreement, in addition to any benefits accrued through the date of his termination. In addition, if on or after the effective date of a change of control and prior to the second anniversary of the effective date of the change of control, the employee is terminated without “cause” or resigns for “good reason,” the employee will be entitled to five times his then current base salary and five times the annual bonus for the prior year within 30 days following the effectiveness of the termination. If an executive’s employment is terminated for “cause” or voluntarily by the employee without “good reason,” the employee will not be entitled to any salary, benefits or reimbursements beyond those accrued through the date of his termination. In addition, on April 1, 2013, the Company issued 594 and 971 common shares to Nicholas G. Fistes and Michail Zolotas, respectively, in connection with their 2012 annual base salaries.

On January 1, 2013 and January 10, 2014, two amendments to the employment agreement with Michail Zolotas were signed. Pursuant to the amended employment agreements, Michail Zolotas will be entitled, for the fiscal years 2013 through 2018, to an aggregate base salary of $1,500 per year, which will be paid in advance and in common shares of the Company.

The Company agreed to pay the annual base salary owed to Michail Zolotas for fiscal year 2013 by May 30, 2013 and on May 31, 2013, 11,297 common shares were issued. The share price used for the calculation of the shares was the average closing price of the Company’s common stock for the last thirty trading days prior to the date on which the shares were delivered to Michail Zolotas. On January 7, 2014, pursuant to the terms of his employment agreement, the Company issued 9,476 common shares to Michail Zolotas for his 2014 annual base salary, which vested upon issuance. However, according to the second amendment, on March 11, 2014, the Company also issued 81,988 additional common shares of the Company. In addition, according to the second amendment, every ninety days and for a period of two years following the date of the issuance of the additional shares, the Company shall perform true-up exercises, whereupon if the shares trading price is less than the share price used to issued the Salary shares, additional shares to be issued. For fiscal year 2014 and for each subsequent year, the share price to be used for the calculation of the shares to be issued shall be the average closing price of the Company’s common stock for the last 10 days (in comparison to 365 days mentioned in the first amendment) prior to the date on which the shares are delivered to the Michail Zolotas. Pursuant to the terms of the amended employment agreement, for fiscal years 2013 through 2018, Michail Zolotas will also be entitled to an incentive bonus in a target amount of $4,500 per year in the sole discretion of the Board, which will be paid in common shares or warrants. The share price to be used for the calculation of the shares to be issued shall be the average closing price of the Company’s common stock for the last 60 trading days prior to the date on which the target bonus is granted to Michail Zolotas. The target bonus for each performance period will be determined on an annual basis and based on such factors as the board and Michail Zolotas shall in good faith agree, such factors to be agreed no later than 60 days following the start of each performance period, except in the year 2013 where the target bonus of Michail Zolotas was granted on May 30, 2013. Each target bonus, if any, shall be paid on or before March 1 of the year following the performance period to which the bonus relates. In addition, if on or after the effective date of a change of control and prior to the second anniversary of the effective date of the change of control, Michail Zolotas is terminated without “cause” or resigns for “good reason” (each as defined in the employment agreement), he will be entitled to a cash payment equal to (i) twenty times his then-current base salary and (ii) twenty times his annual bonus for the prior year within 30 days following the effectiveness of the termination.

On September 6, 2013, the Company entered into severance agreements with certain of its key employees, executives and consultants, (the “Executives”) not including Michail Zolotas. If on or after the effective date of a change of control, the severance agreements are terminated without “cause”, or the Executive resigns for “good reason”, the Executive will be entitled to its Accrued Obligations plus an amount agreed by the Compensation Committee depending on its position within the Company, ranging from $1,500 to $5,000. As used in the Severance Agreements, “change of control” means: the Company undergoes a merger, reorganization or other consolidation in which the Board of Directors and/ or Shareholders of the Company remove Michail Zolotas from the Board of Directors and subsequently from his office as CEO/ Director and Chairman of the Board of Directors, or from the position held at the time, and terminate his employment with the Company with immediate effect.

Restricted Common Shares

The Company measures share-based compensation cost at grant date, based on the estimated fair value of the restricted common share awards, which is determined by the closing price of the Company’s common shares as quoted on the NASDAQ Stock Market on the grant date and recognizes the cost as expense on a straight-line basis over the requisite service period.

During the years ended December 31, 2013, 2012, and 2011, the Company recognized total compensation cost related to the Company’s restricted shares of $25,193, $2,412 and $1,884, respectively.

A summary of the activity relating to restricted common shares during the years ended December 31, 2013, 2012 and 2011 is as follows:

	Number of Shares	Weighted Average Fair Values	Weighted Average Vesting Period (Years)
Outstanding and non-vested shares, as of December 31, 2010	431	$6,642.00	1.7
Granted (3), (4), (5), (6)	4,412	418.50	2.4
Forfeited (1), (2), (3), (4)	(146)	1,521.00	-
Vested (1), (2)	(403)	6,723.00	-
Outstanding and non-vested shares, as of December 31, 2011	4,294	414.00	2.4
Forfeited (4), (6)	(1,151)	409.50	-
Vested (1), (3), (4), (5), (6)	(1,311)	373.50	-
Outstanding and non-vested shares, as of December 31, 2012	1,832	445.50	2.9
Granted (7)	39,541	285.85	0.8
Forfeited (4), (6)	(334)	359.03	-
Vested (1), (4), (6), (7)	(41,039)	292.27	-
Outstanding and non-vested shares, as of December 31, 2013	-	$-	-

(1)
403 shares were granted on the date of the recapitalization; 370 shares had a two-year vesting schedule (at January 1, 2011 and 2012), of which 185 shares, with an original vesting date January 1, 2012, were vested in July 15, 2011 upon the resignation of the former Chief Financial Officer; and 33 shares had a three-year vesting schedule (at January 1, 2011, 2012 and 2013), of which 11 shares, with an original vesting date of January 1, 2012 and January 1, 2013, were forfeited on December 31, 2011 due to the resignation of two board members. The remaining 5 and 6 shares were fully vested on January 1, 2012 and 2013, respectively.

(2)
15 shares were granted on January 1, 2010 and vested over a one year period (January 1, 2011). 13 shares were granted on April 15, 2010, of which: (a) 4 vested over a one year period (January 1, 2011) and (b) 9 with an original three-year vesting period (at January 1, 2011, 2012 and 2013) were treated as follows: (i) 3 vested on January 1, 2011 and (ii) the remaining 6 were forfeited on December 31, 2011 due to the resignation of one board member.

(3)
19 shares were granted to members of the board of directors on February 1, 2011. Of such shares, 11 shares were forfeited on December 31, 2011 due to the resignation of three board members and 8 shares were fully vested in 2012.

(4)
812 shares were granted on April 1, 2011 to employees, officers and directors with original vesting date April 1, 2013. Of such shares, 118 shares were forfeited during 2011, 205 during 2012 and 37 during 2013. From the remaining, 113 were fully vested as of December 31, 2012 and 339 shares as of April 1, 2013.

(5)
778 shares were granted to members of the board of directors on December 21, 2011, of which 311 shares were vested upon issuance (February 15, 2012) and the remaining 467 shares were vested on December 31, 2012.

(6)
2,803 shares were granted on December 21, 2011 to employees, officers and directors which were to be vested as follows: (i) 700 shares, were to be vested over four years with 25% of the grants being vested on each of the first, second, third and fourth anniversary of the issuance date (February 15, 2013, February 15, 2014, February 15, 2015 and February 15, 2016, respectively); and (ii) 2,103 shares were to be vested on the third anniversary of the issuance date (February 15, 2015). During 2012 and 2013, 946 and 297 of such shares were forfeited and 407 and 1,100 were fully vested earlier than their original vesting date, upon approval from the Board of Directors. The remaining 53 shares were fully vested on their original vesting date.

(7)
On April 1, 2013, the Company granted and issued the following common shares: (i) 29,894 common shares to the Chairman, Michail Zolotas, and 5,274 common shares to top management employees, of which 40% vested upon issuance and the remaining shares will vest 30% on April 1, 2014 and 30% on April 1, 2015, granted in recognition of the significant work performed by these individuals in connection with the Restructuring of the Company; (ii) 2,817 common shares to employees and consultants, which vested upon issuance, granted in recognition of the significant work performed by these individuals in connection with the Restructuring of the Company; (iii) 1,556 common shares to non-executive directors, which vested upon issuance. The shares that originally were to be vested on April 1, 2014 and on April 1, 2015, were vested in November 2013, upon approval from the Board of Directors.

No compensation cost remains to be recognized in future periods.

Share options

The summary of share option awards is summarized as follows (in thousands except per share data):

	Number of Options	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Vesting Period (Years)

Outstanding, as of December 31, 2011 (1)	380	$14,454.86	$3,131.41	3.0
Outstanding, as of December 31, 2012	380	14,454.86	3,131.41	3.0
Outstanding, as of December 31, 2013	380	$14,454.86	$3,131.41	3.0
Exercisable at December 31, 2013	380	$14,454.86	$3,131.41	-

(1)
In 2008, the Company granted 56 share options to purchase common shares subject to a vesting period of three annual equal installments. On October 13, 2009, all these shares were vested due to the recapitalization.

In 2009, the Company granted 556 share options to purchase common shares, which were to be vested equally over 36 months and were subject to accelerated vesting or forfeiture upon certain circumstances. The options granted are exercisable at a specified time after vesting period (through five years from October 13, 2009). Pursuant to the Board of Directors resolution dated October 14, 2010, the exercisable period of these share options extended for additional five years, i.e. until October 13, 2019. In July 2011, upon the resignation of the former Chief Financial Officer, the remaining 232 shares (i.e. 556 shares granted less 324 shares exercisable as of June 30, 2011) were forfeited. As a result, no unrecognized compensation existed as of July 2011.

During the years ended December 31, 2013 and 2012 no share-based compensation cost was recognized, relating to the share options. During the year ended December 31, 2011 the Company recognized share-based compensation cost of $194 and a reduction of compensation expense of $496 due to the forfeited shares upon the resignation of the former Chief Financial Officer.

The weighted average contractual life of the share options outstanding as of December 31, 2013 was 5.6 years.

As of December 31, 2013, the intrinsic value of the Company’s share options was $0, since the share price of the Company’s common shares was less than the exercise price.